Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	24,824	$ 255,193
PGIM Global Real Estate Fund (Class R6)	23,182	636,104
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	43,819	502,607
PGIM QMA Commodity Strategies Fund (Class R6)	39,479	378,208
PGIM QMA Emerging Markets Equity Fund (Class R6)	67,890	756,294
PGIM QMA International Developed Markets Index Fund (Class R6)	197,387	2,400,231
PGIM QMA Large-Cap Core Equity Fund (Class R6)	226,086	3,545,029
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	91,423	1,005,654
PGIM QMA US Broad Market Index Fund (Class R6)	154,586	2,148,747
PGIM TIPS Fund (Class R6)	12,819	127,296
PGIM Total Return Bond Fund (Class R6)	59,537	894,238

Total Long-Term Investments (cost $11,995,643)		12,649,601

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $36,869)	36,869	36,869

TOTAL INVESTMENTS 100.2% (cost $12,032,512)(w)		12,686,470
Liabilities in excess of other assets (0.2)%		(25,932)

Net Assets 100.0%		$ 12,660,538

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds